Insurance Contract Liabilities - Movements in insurance contracts issued (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Liability for remaining coverage
Cash flows:
Loss component	$ 184.6	$ 64.7	$ 64.7	$ 139.0
Liability for remaining coverage | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Insurance service result	(47.9)
ARC | Reinsurance contracts assets held
Cash flows:
Premiums paid	(54.1)
Global Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	647.3	677.1
Net finance (income) expense from insurance contracts	992.6	1,401.4
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(630.2)	(589.9)
Global Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(217.4)	(200.9)
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	8,788.7	9,596.8
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(1,677.0)	(1,996.4)
Net finance (income) expense from insurance contracts		(392.6)
Cash flows:
Premiums paid	266.0
Global Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(167.7)	(219.3)
Global Insurers and Reinsurers | Liability for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	211.5	290.7
North American Insurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance (income) expense from insurance contracts	389.3	407.6
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(156.5)	(155.9)
North American Insurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(43.2)	(40.4)
North American Insurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	5,297.1	5,104.1
North American Insurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(916.2)	(973.7)
Net finance (income) expense from insurance contracts		(49.7)
Cash flows:
Premiums paid	51.7
North American Insurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	237.1	191.1
North American Insurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(51.7)	(53.1)
North American Insurers | Liability for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	(128.3)	(50.2)
International Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance (income) expense from insurance contracts	252.7	156.7
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(59.3)
International Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	4,320.4	1,779.7
International Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(1,530.7)	(526.1)
Net finance (income) expense from insurance contracts		(78.6)
Cash flows:
Premiums paid	143.4
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	167.5	103.0
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(86.2)	(57.7)
International Insurers and Reinsurers | Liability for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	149.6	(167.2)
Gulf Insurance | International Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Insurance acquisition cash flows	959.1
Gulf Insurance | International Insurers and Reinsurers | Estimates of present value of future cash flows
Cash flows:
Insurance acquisition cash flows	2,482.1
Property and Casualty Insurance and Reinsurance | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	41,792.7	36,489.8
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(29,589.0)	(26,095.0)
Incurred claims and other insurance service expenses	19,577.6	17,370.6
Amortization of acquisition costs	5,124.9	4,719.1
Prior year reserve development and release of risk adjustment on prior year claims	(1,078.8)	(868.0)
Insurance service expenses	23,623.7	21,221.7
Insurance service result	(5,965.3)	(4,873.3)
Net finance (income) expense from insurance contracts	1,634.0	1,969.9
Foreign exchange effects	(806.8)	85.8
Total changes in the consolidated statement of comprehensive income	(5,138.1)	(2,817.6)
Cash flows:
Premiums received	29,692.6	27,191.2
Claims and other insurance service expenses paid, including investment components	(17,848.0)	(15,537.9)
Insurance acquisition cash flows	(5,569.1)	(5,196.6)
Changes in funds withheld	(41.1)	120.5
Total changes from cash flows	6,234.4	6,577.2
Investment components and other	20.0	(23.3)
Contracts recognized on acquisition of subsidiary		1,566.6
Ending Balance	42,909.0	41,792.7
Property and Casualty Insurance and Reinsurance | Reinsurance contracts assets held
Insurance Contract Liabilities
Beginning Balance	(9,853.7)	(8,674.2)
Changes in the consolidated statement of comprehensive income:
Insurance revenue	6,004.8	4,759.6
Incurred claims and other insurance service expenses	(4,480.5)	(3,798.5)
Prior year reserve development and release of risk adjustment on prior year claims	218.5	39.4
Insurance service expenses	(4,262.0)	(3,759.1)
Insurance service result	1,742.8	1,000.5
Net finance (income) expense from insurance contracts	(460.9)	(521.7)
Total changes in the consolidated statement of comprehensive income	1,471.3	611.6
Cash flows:
Premiums received	4,403.2	3,502.6
Changes in funds withheld	40.4	17.7
Total changes from cash flows	(1,360.8)	(1,265.9)
Investment components and other	(6.4)	(0.8)
Contracts recognized on acquisition of subsidiary	(1.3)	524.4
Ending Balance	(9,748.3)	(9,853.7)
Premiums paid	5,804.4	4,786.2
Property and Casualty Insurance and Reinsurance | Liability for remaining coverage | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	3,610.8	1,900.9
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(29,589.0)	(26,095.0)
Incurred claims and other insurance service expenses	119.5	(81.2)
Amortization of acquisition costs	5,124.9	4,719.1
Insurance service expenses	5,244.4	4,637.9
Insurance service result	(24,344.6)	(21,457.1)
Net finance (income) expense from insurance contracts	(0.6)	4.2
Foreign exchange effects	(127.3)	23.8
Total changes in the consolidated statement of comprehensive income	(24,472.5)	(21,429.1)
Cash flows:
Premiums received	29,692.6	27,191.2
Insurance acquisition cash flows	(5,569.1)	(5,196.6)
Changes in funds withheld	(78.3)	142.3
Total changes from cash flows	24,045.2	22,136.9
Investment components and other	(436.4)	(170.4)
Contracts recognized on acquisition of subsidiary		1,172.5
Ending Balance	2,747.1	3,610.8
Property and Casualty Insurance and Reinsurance | Liability for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	35,530.6	32,108.9
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	18,406.2	16,480.6
Prior year reserve development and release of risk adjustment on prior year claims	(232.8)	(73.3)
Insurance service expenses	18,173.4	16,407.3
Insurance service result	18,173.4	16,407.3
Net finance (income) expense from insurance contracts	1,634.6	1,965.7
Foreign exchange effects	(625.6)	90.1
Total changes in the consolidated statement of comprehensive income	19,182.4	18,463.1
Cash flows:
Claims and other insurance service expenses paid, including investment components	(17,848.0)	(15,537.9)
Changes in funds withheld	37.2	(21.8)
Total changes from cash flows	(17,810.8)	(15,559.7)
Investment components and other	468.5	147.1
Contracts recognized on acquisition of subsidiary		371.2
Ending Balance	37,370.7	35,530.6
Property and Casualty Insurance and Reinsurance | Liability for incurred claims | Risk adjustment for non-financial risk | Insurance contracts liabilities
Insurance Contract Liabilities
Beginning Balance	2,651.3	2,480.0
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	1,051.9	971.2
Prior year reserve development and release of risk adjustment on prior year claims	(846.0)	(794.7)
Insurance service expenses	205.9	176.5
Insurance service result	205.9	176.5
Foreign exchange effects	(53.9)	(28.1)
Total changes in the consolidated statement of comprehensive income	152.0	148.4
Cash flows:
Investment components and other	(12.1)
Contracts recognized on acquisition of subsidiary		22.9
Ending Balance	2,791.2	2,651.3
Property and Casualty Insurance and Reinsurance | ARC | Reinsurance contracts assets held
Insurance Contract Liabilities
Beginning Balance	(180.1)	144.0
Changes in the consolidated statement of comprehensive income:
Insurance revenue	6,004.8	4,759.6
Incurred claims and other insurance service expenses	(51.0)	27.8
Insurance service expenses	(51.0)	27.8
Insurance service result	5,953.8	4,787.4
Net finance (income) expense from insurance contracts	0.2	(0.8)
Total changes in the consolidated statement of comprehensive income	5,946.1	4,828.5
Cash flows:
Changes in funds withheld	4.7	3.1
Total changes from cash flows	(5,799.7)	(4,783.1)
Investment components and other	582.4	7.2
Contracts recognized on acquisition of subsidiary		376.7
Ending Balance	548.7	(180.1)
Premiums paid	5,804.4	$ 4,786.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	(254.0)
Property and Casualty Insurance and Reinsurance | North American Insurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	(220.7)
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Foreign exchange effects	(150.9)
Property and Casualty Insurance and Reinsurance | Gulf Insurance | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Insurance revenue	3,239.0
Incurred claims and other insurance service expenses	2,920.6
Cash flows:
Acquired contracts	665.3
Incurred claims and acquired contracts	713.2
Property and Casualty Insurance and Reinsurance | Gulf Insurance | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	(1,064.5)
Cash flows:
Incurred claims and acquired contracts	$ 392.9